Earnings per share (restated) (Details 1) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share (restated)
Weighted average common shares	136,419,395	133,186,441	121,777,128
Effect of share-based compensation when exercised	2,729,074	1,588,233	3,378,670
Weighted average number of common shares	139,148,469	134,774,674	125,155,798